Related Party Convertible Notes Payable and Derivative Liability (Details1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value of derivative liabilities	$ 0	$ 1,832,013
Change in fair value of derivative liabilities	(0)	(1,831,635)
Gain on extinguishment of debt		(378)
Fair value of derivative liabilities	$ 0	$ 0